UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (877) 446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1.	Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO JANUARY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.8%
	Shares	Value
CONSUMER DISCRETIONARY — 15.8%
DISH Network, Cl A	6,682	$186,561
Gentex	5,205	139,858
John Wiley & Sons, Cl A	3,014	136,806
Life Time Fitness*	5,547	272,580
Mattel	7,805	241,955
Tupperware Brands	3,594	225,847
Urban Outfitters*	6,783	179,749
Visteon*	3,066	147,168

		1,530,524

CONSUMER STAPLES — 1.9%
Flowers Foods	9,651	186,747

ENERGY — 8.6%
Consol Energy	5,493	196,320
Helmerich & Payne	3,264	201,421
Tidewater	3,670	197,630
Whiting Petroleum*	4,682	234,521

		829,892

FINANCIALS — 4.9%
City National	3,469	159,158
Comerica	4,712	130,381
MSCI, Cl A*	5,783	188,410

		477,949

HEALTH CARE — 16.5%
Allscripts Healthcare Solutions*	15,672	299,649
Bruker*	14,879	211,282
CR Bard	2,914	269,603
Gen-Probe*	3,579	239,542
Hologic*	14,935	304,525
Mednax*	3,822	272,203

		1,596,804

INDUSTRIALS — 22.4%
Armstrong World Industries*	6,373	297,619
Cintas	6,282	232,748
Flowserve	2,303	253,721
Hertz Global Holdings*	21,709	295,242
IDEX	5,193	210,420
Kansas City Southern*	3,268	224,316
Pentair	5,035	185,389
Valmont Industries	2,158	226,396
Werner Enterprises	9,543	249,359

		2,175,210

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO JANUARY 31, 2012 (Unaudited)

	Shares	Value
INFORMATION TECHNOLOGY — 19.6%
Aruba Networks*	4,201	$93,178
Atmel*	20,093	195,103
Cognizant Technology Solutions, Cl A*	2,845	204,129
F5 Networks*	1,244	148,957
International Rectifier*	7,932	180,850
National Instruments	8,287	223,003
NetApp*	6,710	253,235
Nuance Communications*	10,854	309,556
VeriFone Systems*	6,776	289,335

		1,897,346

MATERIALS — 3.9%
Air Products & Chemicals	2,728	240,146
Allegheny Technologies	3,113	141,299

		381,445

UTILITIES — 2.2%
ITC Holdings	2,964	218,476

TOTAL COMMON STOCK (Cost $8,080,128)		9,294,393

SHORT-TERM INVESTMENTS (A) — 4.8%
CASH EQUIVALENTS — 4.8%
HighMark Diversified Money Market Fund, Fiduciary Class, 0.020%	386,693	386,693
HighMark U.S. Government Money Market Fund, Fiduciary Class, 0.004%	74,240	74,240

TOTAL SHORT-TERM INVESTMENTS (Cost $460,933)		460,933

TOTAL INVESTMENTS — 100.6% (Cost $8,541,061) †		$9,755,326

Percentages are based on Net Assets of $9,701,853.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2012.

Cl	Class

†	At January 31, 2012, the tax basis cost of the Fund’s investments was $8,541,061, and the unrealized appreciation and depreciation were $1,501,470 and $(287,205), respectively.

As of January 31, 2012, all of the Fund’s investments are Level 1.

For the period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2012, there were no Level 3 securities.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO JANUARY 31, 2012 (Unaudited)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-003-1700

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JANUARY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 93.7%
	Shares	Value
CONSUMER DISCRETIONARY — 16.9%
Arbitron	63,865	$2,280,619
Chico’s FAS	184,600	2,111,824
Cinemark Holdings	174,200	3,435,224
Coinstar*	45,500	2,262,715
Grand Canyon Education*	115,021	1,930,053
Hanesbrands*	107,200	2,637,120
Men’s Wearhouse	123,800	4,269,862
Stage Stores	185,200	2,848,376
Wendy’s	454,400	2,131,136

		23,906,929

CONSUMER STAPLES — 4.4%
Elizabeth Arden*	67,400	2,424,378
Pricesmart	39,900	2,659,335
Snyders-Lance	50,551	1,162,167

		6,245,880

ENERGY — 5.4%
Energy XXI Bermuda*	82,500	2,708,475
Gulfport Energy*	70,800	2,327,196
SandRidge Energy*	326,000	2,536,280

		7,571,951

FINANCIALS — 3.2%
FirstMerit	116,300	1,824,747
Signature Bank*	45,900	2,669,085

		4,493,832

HEALTH CARE — 14.6%
Allscripts Healthcare Solutions*	187,700	3,588,824
Analogic	22,800	1,293,444
Bruker*	182,900	2,597,180
Catalyst Health Solutions*	51,800	2,836,568
Hanger Orthopedic Group*	174,100	3,410,619
IPC The Hospitalist*	67,800	2,284,182
Owens & Minor	65,750	1,999,458
Thoratec*	88,600	2,604,840

		20,615,115

INDUSTRIALS — 24.3%
Allegiant Travel, Cl A*	72,400	3,979,828
Forward Air	95,400	3,339,000
Hexcel*	113,700	2,850,459
Kaydon	67,100	2,289,452
Kirby*	40,700	2,717,539
Marten Transport	96,500	2,108,525
MasTec*	152,900	2,490,741
Middleby*	35,200	3,384,480
Mobile Mini*	118,500	2,464,800
Orbital Sciences*	149,000	2,159,010
Rush Enterprises, Cl A*	175,100	4,029,051
Titan International	105,292	2,541,749

		34,354,634

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JANUARY 31, 2012 (Unaudited)

	Shares	Value
INFORMATION TECHNOLOGY — 24.9%
Constant Contact*	122,600	$3,062,548
Cymer*	55,200	2,748,408
Diebold	65,300	2,069,357
Electronics for Imaging*	150,900	2,589,444
Elster Group ADR*	170,306	2,304,240
FEI*	82,900	3,652,574
Hittite Microwave*	41,000	2,255,820
JDS Uniphase*	251,200	3,187,728
OSI Systems*	70,500	3,787,965
Parametric Technology*	159,000	4,002,030
Plantronics	72,300	2,692,452
ValueClick*	164,200	2,863,648

		35,216,214

TOTAL COMMON STOCK (Cost $125,809,023)		132,404,555

SHORT-TERM INVESTMENTS (A) — 9.6%
CASH EQUIVALENTS — 9.6%
HighMark 100% U.S. Treasury Money Market Fund, Fiduciary Class, 0.002%	1,423,461	1,423,461
HighMark Diversified Money Market Fund, Fiduciary Class, 0.020%	5,693,844	5,693,844
HighMark U.S. Government Money Market Fund, Fiduciary Class, 0.004%	5,693,844	5,693,844
Union Bank of California Diversified Money Market, 0.020%	671,323	671,323

TOTAL SHORT-TERM INVESTMENTS (Cost $13,482,472)		13,482,472

TOTAL INVESTMENTS — 103.3% (Cost $139,291,495) †		$145,887,027

Percentages are based on Net Assets of $141,261,346.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2012.
ADR	American Depositary Receipt
Cl	Class

†	At January 31, 2012, the tax basis cost of the Fund’s investments was $139,291,495, and the unrealized appreciation and depreciation were $11,797,541 and $(5,202,009), respectively.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JANUARY 31, 2012 (Unaudited)

As of January 31, 2012, all of the Fund’s investments are Level 1.

For the period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2012, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-002-1700

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JANUARY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.7%
	Shares	Value
CONSUMER DISCRETIONARY — 18.1%
Asbury Automotive Group*	36,200	$829,342
Carmike Cinemas*	80,200	571,024
Denny’s*	180,900	776,061
Einstein Noah Restaurant Group	36,900	549,441
Fuel Systems Solutions*	16,600	346,442
Krispy Kreme Doughnuts*	43,000	315,190
Leapfrog Enterprises, Cl A*	65,700	380,403
Lumber Liquidators Holdings*	25,700	548,952
Orbitz Worldwide*	101,043	369,818
Ruth’s Hospitality Group*	73,700	456,203
Shoe Carnival*	15,800	399,582
Shuffle Master*	31,000	396,800
Stoneridge*	43,100	403,847
Zagg*	67,500	673,650

		7,016,755

CONSUMER STAPLES — 3.3%
Chefs’ Warehouse*	20,000	422,600
Elizabeth Arden*	15,200	546,744
SunOpta*	63,600	310,368

		1,279,712

ENERGY — 7.4%
Abraxas Petroleum*	170,500	639,375
GeoResources*	21,000	642,810
Goodrich Petroleum*	31,400	541,964
Green Plains Renewable Energy*	33,000	374,550
Triangle Petroleum*	97,800	668,952

		2,867,651

FINANCIALS — 2.5%
1st United Bancorp*	32,000	184,320
Kennedy-Wilson Holdings	29,900	401,557
Lakeland Financial	15,600	395,304

		981,181

HEALTH CARE — 18.2%
ABIOMED*	22,000	407,220
Cantel Medical	15,600	492,492
Hanger Orthopedic Group*	31,000	607,290
MedAssets*	31,500	332,640
Medidata Solutions*	23,600	493,240
Metropolitan Health Networks*	72,400	580,648
Omnicell*	40,400	625,392
Orthofix International*	19,600	786,940
Pernix Therapeutics Holdings*	40,318	405,599
Quidel*	28,300	404,690
Staar Surgical*	54,800	596,772
Symmetry Medical*	38,500	289,135
Synergetics USA*	75,200	489,552
Vascular Solutions*	47,600	529,788

		7,041,398

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JANUARY 31, 2012 (Unaudited)

	Shares	Value
INDUSTRIALS — 17.2%
Altra Holdings*	22,000	$422,180
DXP Enterprises*	10,400	350,792
Exponent*	12,600	615,510
Greenbrier*	25,900	576,275
Navigant Consulting*	38,900	498,309
On Assignment*	64,300	720,803
Rush Enterprises, Cl A*	36,700	844,467
Standard Parking*	23,400	413,712
Thermon Group Holdings*	24,900	436,248
Titan Machinery*	22,400	554,176
TrueBlue*	40,300	665,353
US Ecology	29,400	550,368

		6,648,193

INFORMATION TECHNOLOGY — 24.1%
CTS	59,400	597,564
Electro Scientific Industries	31,300	475,134
Envestnet*	25,700	295,807
Global Cash Access Holdings*	126,000	667,800
Globecomm Systems*	42,100	600,767
Kenexa*	13,700	329,074
MaxLinear, Cl A*	58,400	348,648
Maxwell Technologies*	35,476	725,839
Monotype Imaging Holdings*	39,600	618,156
Nanometrics*	34,600	700,650
NVE*	9,000	490,860
OCZ Technology Group*	75,600	637,308
Perficient*	63,800	710,094
PROS Holdings*	18,300	296,826
Silicon Graphics International*	31,500	429,660
SPS Commerce*	13,600	343,128
STR Holdings*	39,500	422,255
Super Micro Computer*	37,400	631,312

		9,320,882

MATERIALS — 1.4%
Haynes International	9,000	546,840

TELECOMMUNICATION SERVICES — 3.5%
8x8*	87,800	389,832
Iridium Communications*	34,424	275,048
Premiere Global Services*	77,975	686,180

		1,351,060

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JANUARY 31, 2012 (Unaudited)

	Shares	Value
TOTAL COMMON STOCK (Cost $31,988,304)		$37,053,672

SHORT-TERM INVESTMENT (A) — 2.5%
CASH EQUIVALENT — 2.5%
HighMark Diversified Money Market Fund, Fiduciary Class, 0.020% (Cost $986,437)	986,437	986,437

TOTAL INVESTMENTS — 98.2% (Cost $32,974,741) †		$38,040,109

Percentages are based on Net Assets of $38,719,395.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2012.
Cl	Class

†	At January 31, 2012, the tax basis cost of the Fund’s investments was $32,974,741, and the unrealized appreciation and depreciation were $5,637,028 and $(571,660), respectively.

As of January 31, 2012, all of the Fund’s investments are Level 1.

For the period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2012, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-004-0300

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

By (Signature and Title)	/S/ MICHAEL LAWSON
Michael Lawson, Treasurer, Controller & CFO

Date: March 29, 2012